FINANCIAL INSTRUMENTS (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) MMBTU item	Dec. 31, 2012 USD ($)	Sep. 30, 2014	Jun. 30, 2014 USD ($)
Derivatives
Derivative, notional value	$ 50,000,000		$ 20,000,000				$ 140,000,000
Derivative, Cap Interest Rate			1.50%
Number of outstanding month-ahead swap contracts | item				0
Unrealized loss on interest rate cap	(167,000)	$ 32,000	$ (168,000)	$ 120,000	$ (141,000)
Derivative Liability	(239)		(214)
Interest Rate Swap 0.327% [Member]
Derivatives
Derivative, fixed interest rate							0.327%
Derivative Liability, Fair Value, Gross Asset	(51)		(97)
Interest rate cap contract
Derivatives
Realized gain /(loss) on derivatives	56,000	12,000	316,000	108,000	82,000
Unrealized loss on interest rate cap	104,000	27,000	160,000	0	141,000
Interest rate cap contract | Derivatives designated as hedging instruments
Derivatives
Change in value recognized in other comprehensive loss - effective portion	0	(11,000)
Loss reclassified from accumulated other comprehensive loss to interest expense	0	115,000	221,000	415,000	268,000
Interest rate swap contract
Derivatives
Derivative, notional value			$ 150,000,000
Derivative, fixed interest rate			0.54%
Interest rate swap contract | Derivatives designated as hedging instruments
Derivatives
Derivative, notional value	$ 150,000,000
Change in value recognized in other comprehensive loss - effective portion			$ (11,000)	$ (148,000)	(745,000)
Derivative, fixed interest rate	0.54%
Commodity Swaps
Derivatives
Volume of month-ahead swap contracts (in MMBtu) | MMBTU				33,722
Derivative Asset, Fair Value, Gross Asset				$ 140,000
Derivative Liability, Fair Value, Gross Liability				(20,000)
Derivative Liability, Amount Offset Against Derivative Asset				20,000
Commodity swaps, net				120,000
Realized gain /(loss) on derivatives	$ 125,000	(1,169,000)	347,000	(659,000)	(12,000)
Unrealized loss on interest rate cap	$ (111,000)	$ 44,000	(8,000)	$ 120,000	$ 0
Interest Rate Swap 1.198% [Member]
Derivatives
Derivative, notional value			50,000,000
Derivative, fixed interest rate	1.1975%					1.1975%
Derivative Liability, Fair Value, Gross Asset	$ (94)		(59)
Interest Rate Swap 1.196% [Member]
Derivatives
Derivative, fixed interest rate	1.196%					1.196%
Derivative Liability, Fair Value, Gross Asset	$ (94)		(58)
Other Current Assets [Member] | Commodity Swaps
Derivatives
Derivative Asset, Fair Value, Gross Asset	0		112,000
Derivative Liability, Fair Value, Gross Liability			0
Commodity swaps, net	0		112,000
Other Current Liabilities [Member] | Commodity Swaps
Derivatives
Derivative Liability, Fair Value, Gross Liability	0		0
Derivative Liability, Amount Offset Against Derivative Asset	0		0
Commodity swaps, net	$ 0		$ 0